Note 15 - Condensed Parent Company Financial Information - Condensed Statement of Income (Details) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Litigation Settlement	[1]										$ 1,980
Income before equity in undistributed net income of bank subsidiary										16,677	12,276	9,749
Net income		$ 1,749	$ 5,250	$ 5,668	$ 1,088	$ 4,144	$ 2,418	$ 2,285	$ 1,814	13,755	10,661	8,220
Parent Company [Member]
Income – dividends from bank subsidiary										4,500		4,500
Litigation Settlement											1,980
Expenses – interest, professional fees and other expenses, net of federal income tax benefit and interest income										(1,150)	(1,313)	(1,346)
Income before equity in undistributed net income of bank subsidiary										3,350	667	3,154
Equity in undistributed net income of bank subsidiary										10,405	9,994	5,066
Net income										$ 13,755	$ 10,661	$ 8,220

[1]	Not within the scope of ASC 606